As filed with the Securities and Exchange Commission on May 22, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedules of Investments.

Davidson Multi-Cap Equity Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 98.21%	Value
	Aerospace and Defense - 2.29%
14,660	United Technologies Corp.	$1,369,684
	Air Freight and Logistics - 1.79%
10,925	FedEx Corp.	1,072,835
	Automobiles - 1.28%
58,405	Ford Motor Co.	768,026
	Beverages - 2.16%
16,360	PepsiCo, Inc.	1,294,240
	Biotechnology - 4.09%
8,950	Amgen, Inc.	917,464
31,360	Gilead Sciences, Inc. (a)	1,534,445
		2,451,909
	Capital Markets - 3.86%
51,640	Morgan Stanley	1,135,047
19,875	State Street Corp.	1,174,414
		2,309,461
	Chemicals - 4.18%
27,770	E.I. du pont de Nemours & Co.	1,365,173
10,210	Praxair, Inc.	1,138,824
		2,503,997
	Commercial Banks - 4.48%
32,565	First Republic Bank	1,257,660
38,525	Wells Fargo & Co.	1,425,040
		2,682,700
	Communications Equipment - 4.26%
57,740	Cisco Systems, Inc.	1,207,343
20,110	QUALCOMM, Inc.	1,346,365
		2,553,708
	Computers and Peripherals - 5.00%
3,751	Apple, Inc.	1,660,305
6,257	International Business Machines Corp.	1,334,618
		2,994,923
	Diversifed Financial Services - 2.28%
28,745	JPMorgan Chase & Co.	1,364,238
	Diversified Telecommunication Services - 0.90%
10,945	Verizon Communications, Inc.	537,947
	Electric Utilities - 1.71%
23,265	Black Hills Corp.	1,024,590
	Electrical Equipment - 2.09%
20,475	Eaton Corp. PLC (b)	1,254,094
	Energy Equipment and Services - 3.44%
20,865	Baker Hughes, Inc.	968,345
18,183	Ensco PLC (b)	1,090,980
		2,059,325
	Food Products - 4.06%
32,800	Archer-Daniels-Midland Co.	1,106,344
26,850	General Mills, Inc.	1,323,973
		2,430,317
	Health Care Equipment and Supplies - 1.97%
12,330	Becton, Dickinson & Co.	1,178,871
	Health Care Providers and Services - 3.89%
22,472	Express Scripts Holding Co. (a)	1,295,511
11,445	Laboratory Corporation of America Holdings (a)	1,032,339
		2,327,850
	Hotels, Restaurants and Leisure - 1.83%
12,540	Buffalo Wild Wings, Inc. (a)	1,097,626
	Household Durables - 1.49%
36,805	D.R. Horton, Inc.	894,361
	Household Products - 4.00%
15,630	Church & Dwight Co., Inc.	1,010,167
13,915	Energizer Holdings, Inc.	1,387,743
		2,397,910
	Industrial Conglomerates - 4.29%
11,440	3M Co.	1,216,186
58,655	General Electric Co.	1,356,104
		2,572,290
	Insurance - 2.16%
37,950	Principal Financial Group, Inc.	1,291,439
	Internet and Catalog Retail - 1.47%
25,585	Blue Nile, Inc. (a)	881,403
	Internet Software and Services - 2.46%
1,855	Google, Inc. - Class A (a)	1,472,926
	Life Sciences Tools and Services - 1.03%
6,585	Waters Corp. (a)	618,397
	Machinery - 2.10%
24,815	PACCAR, Inc.	1,254,646
	Media - 4.03%
91,600	Interpublic Group of Companies, Inc.	1,193,548
12,685	Time Warner Cable, Inc.	1,218,521
		2,412,069
	Multi-Utilities - 1.43%
10,720	Sempra Energy	856,957
	Oil, Gas and Consumable Fuels - 6.91%
9,645	Chevron Corp.	1,146,019
16,100	Devon Energy Corp.	908,362
12,815	Exxon Mobil Corp.	1,154,759
27,465	Marathon Oil Corp.	926,120
		4,135,260
	Real Estate Investment Trusts (REITs) - 4.45%
58,145	Redwood Trust, Inc.	1,347,801
47,415	Starwood Property Trust, Inc.	1,316,241
		2,664,042
	Semiconductors and Semiconductor Equipment - 1.22%
98,405	Applied Micro Circuits Corp. (a)	730,165
	Software - 5.61%
41,655	Fortinet, Inc. (a)	986,390
17,450	Intuit	1,145,593
26,985	MICRO Systems, Inc. (a)	1,228,087
		3,360,070

	TOTAL COMMON STOCKS (Cost $46,076,018)	58,818,276

	SHORT-TERM INVESTMENTS - 1.71%
1,024,241	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	1,024,241
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,024,241)	1,024,241

	Total Investments in Securities (Cost $47,100,259) - 99.92%	59,842,517
	Other Assets in Excess of Liabilities - 0.08%	48,912
	NET ASSETS - 100.00%	$59,891,429

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Small/Mid Equity Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 96.35%	Value
	Building Products - 2.03%
1,750	Simpson Manufacturing Co., Inc.	$53,567
	Capital Markets - 3.46%
1,930	LPL Financial Holdings, Inc.	62,223
665	Waddell & Reed Financial, Inc. - Class A	29,114
		91,337
	Chemicals - 2.83%
755	Airgas, Inc.	74,866
	Commercial Banks - 5.23%
8,685	CoBiz Financial, Inc.	70,175
960	SVB Finanical Group (a)	68,102
		138,277
	Commercial Services and Supplies - 6.27%
6,115	InnerWorkings, Inc. (a)	92,581
3,370	Ritchie Bros. Auctioneers, Inc. (b)	73,129
		165,710
	Consumer Finance - 6.60%
1,875	First Cash Financial Services, Inc. (a)	109,388
3,885	Green Dot Corp. - Class A (a)	64,918
		174,306
	Diversified Consumer Services - 3.47%
2,945	Capella Education Co. (a)	91,707
	Electronic Equipment Instruments and Components - 2.24%
2,275	FLIR Systems, Inc.	59,173
	Energy Equipment and Services - 3.38%
3,435	Superior Energy Services, Inc. (a)	89,207
	Health Care Equipment and Supplies - 2.80%
3,770	Masimo Corp.	73,967
	Health Care Providers and Services - 3.58%
3,520	U.S. Physical Therapy, Inc.	94,512
	Internet and Catalog Retail - 2.55%
1,955	Blue Nile, Inc. (a)	67,350
	Internet Software and Services - 3.36%
8,775	Dice Holdings, Inc. (a)	88,891
	IT Services - 5.60%
565	Alliance Data Systems Corp. (a)	91,468
8,000	ServiceSource International, Inc. (a)	56,560
		148,028
	Machinery - 3.01%
2,000	Woodward, Inc.	79,520
	Media - 6.74%
3,899	Imax Corp. (a)(b)	104,220
4,930	ReachLocal, Inc. (a)	73,753
		177,973
	Metals and Mining - 2.45%
2,040	Allegheny Technologies, Inc.	64,688
	Oil, Gas and Consumable Fuels - 3.20%
1,665	Whiting Petroleum Corp. (a)	84,649
	Real Estate Investment Trusts (REITs) - 5.36%
1,090	Camden Property Trust	74,861
3,715	Terreno Realty Corp.	66,796
		141,657
	Semiconductors and Semiconductor Equipment - 5.10%
940	NVE Corp. (a)	53,035
15,345	RF Micro Devices, Inc. (a)	81,635
		134,670
	Software - 9.41%
2,670	Fortinet, Inc. (a)	63,225
2,145	MICRO Systems, Inc. (a)	97,619
4,245	RealPage, Inc. (a)	87,914
		248,758
	Specialty Retail - 2.23%
2,975	Select Comfort Corp. (a)	58,816
	Textiles, Apparel and Luxury Goods - 3.27%
3,307	True Religion Apparel, Inc.	86,346
	Trading Companies and Distributors - 2.18%
4,450	Houston Wire & Cable Co.	57,628

	TOTAL COMMON STOCKS (Cost $2,348,523)	2,545,603

	SHORT-TERM INVESTMENTS - 5.37%
141,747	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	141,747
	TOTAL SHORT-TERM INVESTMENTS (Cost $141,747)	141,747

	Total Investments in Securities (Cost $2,490,270) - 101.72%	2,687,350
	Liabilities in Excess of Other Assets - (1.72)%	(45,407)
	NET ASSETS - 100.00%	$2,641,943

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund and the Davidson Small/Mid Equity Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2013:

Davidson Multi-Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,053,486	$-	$-	$6,053,486
Consumer Staples	6,122,467	-	-	6,122,467
Energy	6,194,585	-	-	6,194,585
Financials	10,311,879	-	-	10,311,879
Health Care	6,577,028	-	-	6,577,028
Industrials	7,523,549	-	-	7,523,549
Information Technology	11,111,792	-	-	11,111,792
Materials	2,503,996	-	-	2,503,996
Telecommunication Services	537,947	-	-	537,947
Utilities	1,881,547	-	-	1,881,547
Total Common Stocks	58,818,276	-	-	58,818,276
Short-Term Investments	1,024,241	-	-	1,024,241
Total Investments in Securities	$59,842,517	$-	$-	$59,842,517

Davidson Small/Mid Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$482,192	$-	$-	$482,192
Energy	173,856	-	-	173,856
Financials	545,577	-	-	545,577
Health Care	168,479	-	-	168,479
Industrials	356,425	-	-	356,425
Information Technology	679,520	-	-	679,520
Materials	139,554	-	-	139,554
Total Common Stocks	2,545,603	-	-	2,545,603
Short-Term Investments	141,747	-	-	141,747
Total Investments in Securities	$2,687,350	$-	$-	$2,687,350

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at March 31, 2013, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended March 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Davidson Multi-Cap Equity Fund

Cost of investments	$47,121,387

Gross unrealized appreciation	$13,926,415
Gross unrealized depreciation	(1,205,285)
Net unrealized appreciation	$12,721,130

Davidson Small/Mid Equity Fund

Cost of investments	$2,490,270

Gross unrealized appreciation	$280,999
Gross unrealized depreciation	(83,919)
Net unrealized appreciation	$197,080

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
             Douglas G. Hess, President

Date 5/17/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 5/17/13

By (Signature and Title)*/s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date 5/17/13

* Print the name and title of each signing officer under his or her signature.